Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 165,428	$ 181,436	$ 176,702
Post-employment compensation	2,427	2,396	2,158
Total key management personnel compensation	$ 167,855	$ 183,832	$ 178,860